Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Petroleum and natural gas sales	$ 1,981,407	$ 2,022,555
Royalties	(177,950)	(191,694)
Sales of purchased commodities	92,843	177,000
Petroleum and natural gas revenue	1,896,300	2,007,861
Expenses
Purchased commodities	92,843	177,000
Operating	567,913	513,381
Transportation	98,933	88,856
Equity based compensation	29,930	42,756
Loss (gain) on derivative instruments	107,540	(414,072)
Interest expense	84,606	85,212
General and administration	99,503	80,716
Foreign exchange loss (gain)	50,736	(7,906)
Other expense	13,101	420
Accretion	74,541	78,187
Depletion and depreciation	683,240	712,619
Impairment expense		1,016,094
Gain on business combination		(439,487)
Loss on disposition		352,367
Expenses	1,902,886	2,286,143
Loss before income taxes	(6,586)	(278,282)
Income tax expense (recovery)
Deferred	(37,991)	(190,193)
Current	78,144	149,498
Taxes	40,153	(40,695)
Net loss	(46,739)	(237,587)
Other comprehensive loss
Currency translation adjustments	23,004	(16,468)
Hedge accounting reserve, net of tax	5,284	6,357
Fair value adjustment on investment in securities, net of tax	(1,743)	(4,092)
Comprehensive loss	$ (20,194)	$ (251,790)
Net loss per share
Basic (in dollar per share)	$ (0.3)	$ (1.45)
Diluted (in dollar per share)	$ (0.3)	$ (1.45)
Weighted average shares outstanding ('000s)
Basic (in shares)	158,068	163,719
Diluted (in shares)	158,068	163,719